FINANCIAL INFORMATION OF PARENT COMPANY - Statements of Comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	$ 359	$ 377	$ (384)
Comprehensive income (loss) attributable to Parent Company	(12,976)	(16,958)	7,143
Parent Company | Reportable Legal Entities
Statement
Net income (loss)	(13,335)	(17,335)	7,527
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	359	377	(384)
Comprehensive income (loss) attributable to Parent Company	$ (12,976)	$ (16,958)	$ 7,143